Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 326.1	$ 314.0
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	210.4	173.9
Net Carrying Amount	45.8	82.3
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	65.4	54.0
Net Carrying Amount	93.8	105.2
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	69.1	79.1
Accumulated Amortization	49.7	50.7
Net Carrying Amount	19.4	28.4
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0.0	34.8
Accumulated Amortization	0.0	34.8
Net Carrying Amount	0.0	0.0
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	484.5	529.3
Accumulated Amortization	325.5	313.4
Net Carrying Amount	$ 159.0	$ 215.9